FINANCIAL INSTRUMENTS (Details Narrative)	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Jun. 05, 2020
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	$ 68,864	$ 68,080	$ 64,936
Interest rate	5.00%	5.00%		5.00%	5.00%		3.75%
Working capital deficit	$ 10,711,563	$ 8,923,210	11,867,403
Financial liabilities	1,804,038	223,534	552,476	$ 71,240	$ 104,416	$ 117,648
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	68,864	68,080	64,936
Related Party [Member] | Unsecured Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	$ 68,864	$ 68,080	$ 64,934